Short-term loans (Details) - USD ($)	Sep. 30, 2020	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Short term loans	$ 558,488	$ 460,030	$ 206,070
CHINA BIO-TECHNOLOGY HOLDINGS [Member]
Short term loans			206,070	$ 208,926
China Construction Bank [Member]
Short term loans		460,030	0
China Construction Bank [Member] | CHINA BIO-TECHNOLOGY HOLDINGS [Member]
Short term loans			0	208,926
Third party [Member]
Short term loans		$ 0	206,070
Third party [Member] | CHINA BIO-TECHNOLOGY HOLDINGS [Member]
Short term loans			$ 206,070	$ 0